Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.85%
Australia: 7.84%
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	15,702	$ 378,990
Aurizon Holdings Limited (Industrials, Road & rail)	87,413	221,079
Australia & New Zealand Banking Group Limited (Financials, Banks)	39,155	605,279
BHP Billiton Limited (Materials, Metals & mining)	30,928	843,716
BHP Group Limited (Materials, Metals & mining)	21,011	573,636
BlueScope Steel Limited (Materials, Metals & mining)	12,084	135,580
Brambles Limited (Industrials, Commercial services & supplies)	40,616	341,833
Coles Group Limited (Consumer staples, Food & staples retailing)	19,107	228,695
Commonwealth Bank of Australia (Financials, Banks)	19,114	1,263,095
CSL Limited (Health care, Biotechnology)	5,087	1,017,490
Fortescue Metals Group Limited (Materials, Metals & mining)	19,210	238,734
Goodman Group (Real estate, Equity REITs)	10,756	143,033
Macquarie Group Limited (Financials, Capital markets)	5,210	623,393
National Australia Bank Limited (Financials, Banks)	37,039	768,046
Newcrest Mining Limited (Materials, Metals & mining)	12,438	149,525
Rio Tinto Limited (Materials, Metals & mining)	4,995	317,249
Scentre Group (Real estate, Equity REITs)	149,555	297,210
Sonic Healthcare Limited (Health care, Health care providers & services)	7,949	183,821
South32 Limited (Materials, Metals & mining)	74,055	203,926
Suncorp Group Limited (Financials, Insurance)	26,014	192,120
Transurban Group (Industrials, Transportation infrastructure)	42,911	407,117
Vicinity Centres (Real estate, Equity REITs)	108,415	141,938
Wesfarmers Limited (Consumer discretionary, Multiline retail)	11,693	374,047
Westpac Banking Corporation (Financials, Banks)	50,523	741,552
Woodside Energy Group Limited (Energy, Oil, gas & consumable fuels)	27,273	633,511
Woolworths Group Limited (Consumer staples, Food & staples retailing)	5,830	143,725
		11,168,340
Austria: 0.09%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	5,494	123,548
Belgium: 0.44%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	3,534	170,673
KBC Group NV (Financials, Banks)	9,437	450,074
		620,747
Denmark: 2.81%
A.P. Moller - Maersk AS Class B (Industrials, Marine)	134	313,038
Carlsberg AS Class B (Consumer staples, Beverages)	1,278	165,948
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,277	145,873
DSV Panalpina AS (Industrials, Air freight & logistics)	3,639	537,728
Genmab AS (Health care, Biotechnology) †	1,174	417,904
GN Store Nord AS (Health care, Health care equipment & supplies)	2,315	65,474
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	18,814	2,011,476
Vestas Wind System AS Class A (Industrials, Electrical equipment)	6,097	152,554
William Demant Holding (Health care, Health care equipment & supplies) †	6,264	192,958
		4,002,953
Finland: 1.14%
Elisa Oyj (Communication services, Diversified telecommunication services)	2,689	143,803
Fortum Oyj (Utilities, Electric utilities)	15,384	158,247
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	6,556	137,923
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Finland: (continued)
Kone Oyj Class B (Industrials, Machinery)	3,394	$ 135,735
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	2,045	100,894
Nokia Oyj (Information technology, Communications equipment)	29,444	148,379
Nordea Bank Abp (Financials, Banks)	42,647	395,416
Sampo Oyj Class A (Financials, Insurance)	4,518	204,396
Stora Enso Oyj (Materials, Paper & forest products)	13,394	199,383
		1,624,176
France: 10.72%
Air Liquide SA (Materials, Chemicals)	4,002	501,502
Amundi SA (Financials, Capital markets) 144A	3,271	165,852
Arkema SA (Materials, Chemicals)	1,608	135,750
AXA SA (Financials, Insurance)	15,284	359,963
BNP Paribas SA (Financials, Banks)	14,939	694,218
Capgemini SE (Information technology, IT services)	2,047	353,677
Carrefour SA (Consumer staples, Food & staples retailing)	11,846	197,715
Compagnie de Saint-Gobain SA (Industrials, Building products)	8,018	322,947
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	11,140	270,939
Credit Agricole SA (Financials, Banks)	22,698	208,905
Danone SA (Consumer staples, Food products)	6,540	344,137
Dassault Avation SA (Industrials, Aerospace & defense)	999	137,192
Dassault Systèmes SE (Information technology, Software)	3,525	135,935
Edenred Group (Information technology, IT services)	3,807	192,556
Eiffage SA (Industrials, Construction & engineering)	4,047	355,954
Engie SA (Utilities, Multi-utilities)	40,748	483,968
Essilor International (Consumer discretionary, Textiles, apparel & luxury goods)	3,183	474,068
Eurazeo SA (Financials, Diversified financial services)	2,312	138,073
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	341	436,741
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	719	360,760
La Francaise des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	4,151	134,634
Legrand SA (Industrials, Electrical equipment)	4,356	315,177
L'Oréal SA (Consumer staples, Personal products)	2,503	859,641
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	2,971	1,917,088
Orange SA (Communication services, Diversified telecommunication services)	25,331	256,537
Pernod-Ricard SA (Consumer staples, Beverages)	2,735	501,841
Publicis Groupe SA (Communication services, Media)	5,484	267,758
Safran SA (Industrials, Aerospace & defense)	3,213	327,580
Sanofi SA (Health care, Pharmaceuticals)	11,636	951,241
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	377	137,892
Schneider Electric SE (Industrials, Electrical equipment)	5,545	659,064
Societe Generale SA (Financials, Banks)	8,188	180,508
Teleperformance SE (Industrials, Professional services)	965	274,839
Thales SA (Industrials, Aerospace & defense)	2,073	249,922
Total SA (Energy, Oil, gas & consumable fuels)	24,224	1,226,454
Vinci SA (Industrials, Construction & engineering)	5,773	532,579
Vivendi SE (Communication services, Media)	23,110	209,480
		15,273,087
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Germany: 6.48%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	836	$ 123,965
Allianz AG (Financials, Insurance)	4,387	741,563
BASF SE (Materials, Chemicals)	10,888	460,550
Bayer AG (Health care, Pharmaceuticals)	12,884	681,409
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	5,228	385,192
Beiersdorf AG (Consumer staples, Personal products)	2,262	228,326
Daimler Truck Holding AG (Industrials, Machinery) †	5,493	140,450
Delivery Hero SE (Consumer discretionary, Internet & direct marketing retail) 144A†	1,340	55,612
Deutsche Bank AG (Financials, Capital markets)	19,687	164,246
Deutsche Boerse AG (Financials, Capital markets)	3,366	569,105
Deutsche Post AG (Industrials, Air freight & logistics)	13,157	480,219
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	34,842	656,675
E.ON SE (Utilities, Multi-utilities)	32,450	276,785
Heidelbergcement AG (Materials, Construction materials)	3,750	169,341
Hellofresh SE (Consumer staples, Food & staples retailing) †	5,081	121,314
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	10,788	263,970
LEG Immobilien AG (Real estate, Real estate management & development)	1,871	141,398
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	9,817	550,397
Merck KGaA (Health care, Pharmaceuticals)	2,090	359,020
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,393	332,817
RWE AG (Utilities, Independent power & renewable electricity producers)	10,850	414,225
SAP SE (Information technology, Software)	10,740	914,719
Siemens AG (Industrials, Industrial conglomerates)	6,768	685,559
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	3,492	170,641
Vonovia SE (Real estate, Real estate management & development)	5,311	143,777
		9,231,275
Hong Kong: 2.80%
AIA Group Limited (Financials, Insurance)	112,200	1,079,503
BOC Hong Kong (Holdings) Limited (Financials, Banks)	81,500	280,507
CK Asset Holdings Limited (Real estate, Real estate management & development)	41,000	276,740
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	29,000	162,101
Henderson Land Development Company Limited (Real estate, Real estate management & development)	40,000	133,805
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	12,100	487,564
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	30,240	146,183
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	4,000	212,127
New World Development Company Limited (Real estate, Real estate management & development)	88,000	286,755
Sino Land Company (Real estate, Real estate management & development)	150,000	219,349
SITC International Holdings Incorporated (Industrials, Marine)	62,000	157,222
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	12,500	146,853
Swire Pacific Limited Class A (Real estate, Real estate management & development)	27,000	186,753
WH Group Limited (Consumer staples, Food products) 144A	316,000	215,298
		3,990,760
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Ireland: 0.54%
CRH plc (Materials, Construction materials)	8,411	$ 310,598
DCC plc (Industrials, Industrial conglomerates)	5,624	323,686
James Hardie Industries CDI (Materials, Construction materials)	5,706	129,329
		763,613
Israel: 0.75%
Bank Hapoalim BM (Financials, Banks)	16,616	172,266
Bank Leumi Le-Israel (Financials, Banks)	36,458	385,406
Check Point Software Technologies Limited (Information technology, Software) †	2,257	271,382
Nice Systems Limited ADR (Information technology, Software) †	908	194,005
Wix.com Limited (Information technology, IT services) †	625	39,556
		1,062,615
Italy: 1.65%
Assicurazioni Generali SpA (Financials, Insurance)	22,087	323,944
Atlantia SpA (Industrials, Transportation infrastructure)	9,110	208,605
Enel SpA (Utilities, Electric utilities)	82,658	388,416
Eni SpA (Energy, Oil, gas & consumable fuels)	28,790	340,094
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	4,614	205,285
Poste Italiane SpA (Financials, Insurance) 144A	24,755	197,842
Prysmian SpA (Industrials, Electrical equipment)	4,542	139,361
Snam SpA (Utilities, Gas utilities)	70,842	336,705
UniCredit SpA (Financials, Banks)	22,292	218,147
		2,358,399
Japan: 22.36%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	3,200	181,233
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	22,400	317,582
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	2,000	150,073
Bridgestone Corporation (Consumer discretionary, Auto components)	8,000	306,993
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	19,700	377,009
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	15,600	373,609
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	7,500	193,561
CyberAgent Incorporated (Communication services, Media)	15,700	153,064
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	8,800	185,230
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	17,100	295,454
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	16,600	498,860
Daikin Industries Limited (Industrials, Building products)	1,900	331,677
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	13,900	310,765
DENSO Corporation (Consumer discretionary, Auto components)	3,900	212,865
Dentsu Incorporated (Communication services, Media)	6,100	196,451
Eisai Company Limited (Health care, Pharmaceuticals)	4,400	179,402
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	48,600	183,656
FANUC Corporation (Industrials, Machinery)	2,300	370,528
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	600	350,839
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	4,800	243,681
Fujitsu Limited (Information technology, IT services)	1,300	152,975
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Hitachi Limited (Industrials, Industrial conglomerates)	8,800	$ 439,666
Honda Motor Company Limited (Consumer discretionary, Automobiles)	28,100	748,086
Hoya Corporation (Health care, Health care equipment & supplies)	4,300	438,500
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	26,600	305,757
Isuzu Motors Limited (Consumer discretionary, Automobiles)	13,100	162,698
Itochu Corporation (Industrials, Trading companies & distributors)	17,600	484,365
Itochu Techno-Solutions Corporation (Information technology, IT services)	6,400	161,517
Japan Post Holdings Company Limited (Financials, Insurance)	42,200	291,129
Japan Post Insurance Company Limited (Financials, Insurance)	14,300	219,042
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	15,100	146,344
Kao Corporation (Consumer staples, Personal products)	4,700	203,511
KDDI Corporation (Communication services, Wireless telecommunication services)	16,200	495,738
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	2,000	750,948
Kirin Holdings Company Limited (Consumer staples, Beverages)	10,400	171,202
Komatsu Limited (Industrials, Machinery)	10,600	221,739
Konami Holdings Corporation (Communication services, Entertainment)	4,400	223,299
Lawson Incorporated (Consumer staples, Food & staples retailing)	4,400	145,820
M3 Incorporated (Health care, Health care technology)	5,800	185,785
Marubeni Corporation (Industrials, Trading companies & distributors)	39,700	413,765
Mitsubishi Corporation (Industrials, Trading companies & distributors)	24,400	798,871
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	24,500	247,698
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	36,700	494,234
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	4,000	154,202
Mitsui & Company Limited (Industrials, Trading companies & distributors)	25,000	586,728
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	6,500	193,933
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	7,500	403,848
NEC Corporation (Information technology, IT services)	7,200	262,596
Nexon Company Limited (Communication services, Entertainment)	9,000	179,209
Nidec Corporation (Industrials, Electrical equipment)	4,400	292,301
Nintendo Company Limited (Communication services, Entertainment)	1,900	777,759
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	11,100	300,857
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	1,800	137,293
Nissan Motor Company Limited (Consumer discretionary, Automobiles)	23,000	90,486
Nitto Denko Corporation (Materials, Chemicals)	4,700	289,674
Nomura Research Institute Limited (Information technology, IT services)	5,200	139,952
NTT Data Corporation (Information technology, IT services)	13,500	189,977
OBIC Company Limited (Information technology, IT services)	1,800	266,218
Olympus Corporation (Health care, Health care equipment & supplies)	16,300	347,145
Omron Corporation (Information technology, Electronic equipment, instruments & components)	2,000	105,253
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	9,700	231,541
ORIX Corporation (Financials, Diversified financial services)	24,700	406,003
Otsuka Corporation (Information technology, IT services)	5,800	187,479
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	7,400	241,703
Panasonic Corporation (Consumer discretionary, Household durables)	32,500	263,717
Persol Holdings Company Limited (Industrials, Professional services)	6,800	136,505
Recruit Holdings Company Limited (Industrials, Professional services)	18,700	594,484
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	14,400	136,347
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	2,900	216,972
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Secom Company Limited (Industrials, Commercial services & supplies)	3,000	$ 191,128
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	11,000	172,852
Sekisui House Limited (Consumer discretionary, Household durables)	33,200	564,554
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	8,600	341,639
Shimano Incorporated (Consumer discretionary, Leisure products)	1,300	229,982
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	4,300	499,371
SMC Corporation (Industrials, Machinery)	700	332,101
SoftBank Corporation (Communication services, Wireless telecommunication services)	36,800	403,447
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	9,800	388,193
Sompo Holdings Incorporated (Financials, Insurance)	6,200	265,833
Sony Corporation (Consumer discretionary, Household durables)	13,600	1,081,245
Square Enix Company Limited (Communication services, Entertainment)	3,400	147,631
Subaru Corporation (Consumer discretionary, Automobiles)	7,900	143,601
Sumitomo Corporation (Industrials, Trading companies & distributors)	29,100	409,309
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	7,000	220,266
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	2,300	69,376
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	4,800	167,765
Sysmex Corporation (Health care, Health care equipment & supplies)	2,700	165,043
T&D Holdings Incorporated (Financials, Insurance)	18,300	199,858
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	18,300	505,813
TDK Corporation (Information technology, Electronic equipment, instruments & components)	8,700	304,171
Terumo Corporation (Health care, Health care equipment & supplies)	6,500	208,661
Tokio Marine Holdings Incorporated (Financials, Insurance)	12,100	670,574
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric utilities)	38,400	149,970
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment) †	1,600	501,819
Tokyo Gas Company Limited (Utilities, Gas utilities)	10,100	189,488
Tosoh Corporation (Materials, Chemicals)	16,900	218,514
Toyota Motor Corporation (Consumer discretionary, Automobiles)	99,200	1,484,533
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	5,300	185,543
Trend Micro Incorporated (Information technology, Software)	4,900	301,683
Unicharm Corporation (Consumer staples, Household products)	5,800	201,560
USS Company Limited (Consumer discretionary, Specialty retail)	8,800	155,292
Yahoo! Japan Corporation (Communication services, Interactive media & services)	45,700	134,352
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	9,700	201,026
		31,853,596
Luxembourg: 0.31%
ArcelorMittal SA (Materials, Metals & mining)	10,211	242,349
Eurofins Scientific SE (Health care, Life sciences tools & services)	2,805	194,073
		436,422
Netherlands: 5.29%
Adyen NV (Information technology, IT services) 144A†	239	368,812
Airbus SE (Industrials, Aerospace & defense)	5,294	518,775
argenx SE (Health care, Biotechnology) †	366	137,822
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,435	2,164,792
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Netherlands: (continued)
CNH Industrial NV (Industrials, Machinery)	21,808	$ 265,514
Ferrari N.V. Holding Company (Consumer discretionary, Automobiles)	744	143,624
Heineken NV (Consumer staples, Beverages)	2,678	240,696
ING Groep NV (Financials, Banks)	60,775	532,659
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	18,992	522,409
Koninklijke Philips NV (Health care, Health care equipment & supplies)	7,860	130,539
NN Group NV (Financials, Insurance)	3,283	134,925
OCI NV (Materials, Chemicals)	6,518	244,704
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	8,619	532,736
Qiagen NV (Health care, Life sciences tools & services) †	4,001	181,471
Randstad Holdings NV (Industrials, Professional services)	3,180	148,095
Stellantis NV (Consumer discretionary, Automobiles)	36,641	488,078
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	8,259	287,828
Universal Music Group NV (Communication services, Entertainment)	14,022	278,448
Wolters Kluwer NV (Communication services, Media)	2,164	211,624
		7,533,551
Norway: 1.04%
DNB Bank ASA (Financials, Banks)	18,092	344,001
Equinor ASA (Energy, Oil, gas & consumable fuels)	15,209	590,271
Mowi ASA (Consumer staples, Food products)	6,368	130,555
Norsk Hydro ASA (Materials, Metals & mining)	21,047	144,616
Orkla ASA (Consumer staples, Food products)	16,549	138,580
Telenor ASA (Communication services, Diversified telecommunication services)	12,279	134,369
		1,482,392
Singapore: 1.24%
DBS Group Holdings Limited (Financials, Banks)	26,600	619,341
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	365,400	202,215
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	40,400	348,213
Sea Limited ADR (Communication services, Entertainment) †	2,127	131,874
Singapore Airlines Limited (Industrials, Airlines) †	37,400	142,002
United Overseas Bank Limited (Financials, Banks)	7,300	142,346
Wilmar International Limited (Consumer staples, Food products)	61,400	177,225
		1,763,216
Spain: 2.41%
Amadeus IT Holding SA Class A (Information technology, IT services) †	2,591	136,777
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	82,215	368,915
Banco Santander Central Hispano SA (Financials, Banks)	169,484	410,269
CaixaBank SA (Financials, Banks)	120,757	364,626
Enagás SA (Utilities, Gas utilities)	10,582	193,228
Endesa SA (Utilities, Electric utilities)	10,734	184,110
Iberdrola SA (Utilities, Electric utilities)	65,079	677,583
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	10,958	236,599
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	11,376	207,985
Repsol SA (Energy, Oil, gas & consumable fuels)	21,219	275,594
Telefónica SA (Communication services, Diversified telecommunication services)	91,578	377,944
		3,433,630
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Sweden: 2.78%
Assa Abloy AB Class B (Industrials, Building products)	11,950	$ 242,035
Atlas Copco AB Class A (Industrials, Machinery)	53,807	546,196
Epiroc AB Class A (Industrials, Machinery)	9,465	144,822
EQT AB (Financials, Capital markets)	6,189	138,620
Ericsson LM Class B (Information technology, Communications equipment)	33,636	251,544
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	2,363	189,048
Getinge AB Class B (Health care, Health care equipment & supplies)	7,209	133,522
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	11,525	119,691
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	20,902	213,598
Industrivarden AB Class A (Financials, Diversified financial services)	6,463	143,233
Indutrade AB (Industrials, Machinery)	6,971	129,075
Investor AB (Financials, Diversified financial services)	8,005	126,168
Kinnevik AB (Financials, Diversified financial services) †	6,483	92,260
Lifco publ AB (Industrials, Industrial conglomerates)	8,765	136,148
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	45,692	455,490
Skanska AB Class B (Industrials, Construction & engineering)	9,666	142,793
Swedbank AB Class A (Financials, Banks)	23,017	297,492
Swedish Match AB (Consumer staples, Tobacco)	26,907	270,123
Volvo AB Class B (Industrials, Machinery)	11,695	185,252
		3,957,110
Switzerland: 9.58%
ABB Limited (Industrials, Electrical equipment)	4,532	124,918
Alcon Incorporated (Health care, Health care equipment & supplies)	3,726	245,331
Barry Callebaut AG (Consumer staples, Food products)	134	274,182
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	31	327,867
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	5,800	648,605
Geberit AG (Industrials, Building products)	640	295,709
Givaudan SA (Materials, Chemicals)	51	162,719
Kuehne & Nagel International AG (Industrials, Marine)	1,067	246,595
LafargeHolcim Limited (Materials, Construction materials)	7,933	351,634
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,105	154,492
Lonza Group AG (Health care, Life sciences tools & services)	544	290,126
Nestle SA (Consumer staples, Food products)	28,077	3,285,653
Novartis AG (Health care, Pharmaceuticals)	19,687	1,592,442
Partners Group Holding AG (Financials, Capital markets)	141	136,101
Roche Holding AG (Health care, Pharmaceuticals)	7,822	2,520,572
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	376	143,616
Schindler Holding AG (Industrials, Machinery)	441	74,481
Sika AG (Materials, Chemicals)	1,608	361,791
Sonova Holding AG (Health care, Health care equipment & supplies)	927	244,240
Straumann Holding AG (Health care, Health care equipment & supplies)	2,230	244,370
Swiss Life Holding AG (Financials, Insurance)	269	140,600
Swisscom AG (Communication services, Diversified telecommunication services)	507	262,134
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	1,268	307,484
UBS Group AG (Financials, Capital markets)	38,746	613,997
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Switzerland: (continued)
VAT Group AG (Industrials, Machinery) 144A	553	$ 132,226
Zurich Insurance Group AG (Financials, Insurance)	1,055	468,314
		13,650,199
United Kingdom: 15.54%
Anglo American plc (Materials, Metals & mining)	15,094	485,038
Ashtead Group plc (Industrials, Trading companies & distributors)	6,079	298,648
Associated British Foods plc (Consumer staples, Food products)	12,005	212,020
AstraZeneca plc (Health care, Pharmaceuticals)	16,969	2,098,935
Auto Trader Group plc (Communication services, Interactive media & services) 144A	17,968	135,671
BAE Systems plc (Industrials, Aerospace & defense)	37,773	340,187
Barclays plc (Financials, Banks)	124,632	237,635
BP plc (Energy, Oil, gas & consumable fuels)	214,804	1,097,633
British American Tobacco plc (Consumer staples, Tobacco)	30,026	1,202,624
BT Group plc (Communication services, Diversified telecommunication services)	106,467	186,243
Bunzl plc (Industrials, Trading companies & distributors)	9,000	298,477
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	7,138	144,392
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	19,457	418,541
Diageo plc (Consumer staples, Beverages)	29,543	1,283,537
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	9,522	140,094
Experian Group Limited plc (Industrials, Professional services)	6,407	194,423
Ferguson plc (Industrials, Trading companies & distributors)	2,994	346,730
Glencore plc (Materials, Metals & mining)	131,744	720,318
GSK plc (Health care, Pharmaceuticals)	46,246	739,243
Haleon plc (Consumer staples, Personal products) †	52,497	157,862
HSBC Holdings plc (Financials, Banks)	209,598	1,284,174
Imperial Tobacco Group plc (Consumer staples, Tobacco)	22,082	485,624
JD Sports Fashion plc (Consumer discretionary, Specialty retail)	101,295	132,497
Kingfisher plc (Consumer discretionary, Specialty retail)	72,462	194,652
Lloyds Banking Group plc (Financials, Banks)	1,003,471	508,515
London Stock Exchange Group plc (Financials, Capital markets)	2,908	272,775
National Grid plc (Utilities, Multi-utilities)	38,443	478,686
Prudential plc (Financials, Insurance)	27,709	290,810
Reckitt Benckiser Group plc (Consumer staples, Household products)	5,447	420,299
RELX plc (Industrials, Professional services)	23,588	618,598
Rentokil Initial plc (Industrials, Commercial services & supplies)	23,015	138,998
Rio Tinto plc (Materials, Metals & mining)	10,911	602,400
Rolls-Royce Holdings plc (Industrials, Aerospace & defense) †	207,218	184,676
Schroders plc (Financials, Capital markets)	5,869	182,562
Segro plc (Real estate, Equity REITs)	13,315	145,306
Shell plc (Energy, Oil, gas & consumable fuels)	79,926	2,115,485
Smith & Nephew plc (Health care, Health care equipment & supplies)	16,799	197,602
Smiths Group plc (Industrials, Industrial conglomerates)	9,739	168,249
SSE plc (Utilities, Electric utilities)	22,964	440,053
Standard Chartered plc (Financials, Banks)	20,423	141,453
Tesco plc (Consumer staples, Food & staples retailing)	44,698	129,100
Unilever plc (Consumer staples, Personal products)	8,915	405,940
Unilever plc (London Exchange) (Consumer staples, Personal products)	19,973	906,022
Vodafone Group plc (Communication services, Wireless telecommunication services)	388,475	520,110
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
Whitbread plc (Consumer discretionary, Hotels, restaurants & leisure)	4,811	$ 139,439
WPP plc (Communication services, Media)	34,639	298,347
		22,140,623
United States: 0.04%
Block Incorporated (Information technology, IT services) †	818	56,024
Total Common stocks (Cost $132,819,346)		136,526,276

	Dividend yield
Preferred stocks: 0.43%
Germany: 0.43%
Henkel AG & Company KGaA (Consumer staples, Household products)	3.13%	2,937	189,535
Volkswagen AG ADR (Consumer discretionary, Automobiles)	5.53	2,916	414,769
Total Preferred stocks (Cost $834,869)			604,304

		Yield
Short-term investments: 2.83%
Investment companies: 2.83%
Allspring Government Money Market Fund Select Class ♠∞		2.09	4,035,563	4,035,563
Total Short-term investments (Cost $4,035,563)				4,035,563
Total investments in securities (Cost $137,689,778)	99.11%			141,166,143
Other assets and liabilities, net	0.89			1,269,393
Total net assets	100.00%			$142,435,536

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,578,533	$4,749,165	$(2,292,135)	$0	$0	$4,035,563	4,035,563	$14,222
See accompanying notes to portfolio of investments

10  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	44	9-16-2022	$4,084,117	$4,019,620	$0	$(64,497)
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  11

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

12  |  Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Disciplined International Developed Markets Portfolio  |  13

Notes to portfolio of investments—August 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$11,168,340	$0	$11,168,340
Austria	0	123,548	0	123,548
Belgium	0	620,747	0	620,747
Denmark	0	4,002,953	0	4,002,953
Finland	0	1,624,176	0	1,624,176
France	0	15,273,087	0	15,273,087
Germany	0	9,231,275	0	9,231,275
Hong Kong	0	3,990,760	0	3,990,760
Ireland	0	763,613	0	763,613
Israel	310,938	751,677	0	1,062,615
Italy	0	2,358,399	0	2,358,399
Japan	0	31,853,596	0	31,853,596
Luxembourg	0	436,422	0	436,422
Netherlands	0	7,533,551	0	7,533,551
Norway	0	1,482,392	0	1,482,392
Singapore	131,874	1,631,342	0	1,763,216
Spain	0	3,433,630	0	3,433,630
Sweden	0	3,957,110	0	3,957,110
Switzerland	0	13,650,199	0	13,650,199
United Kingdom	157,862	21,982,761	0	22,140,623
United States	0	56,024	0	56,024
Preferred stocks
Germany	0	604,304	0	604,304
Short-term investments
Investment companies	4,035,563	0	0	4,035,563
Total assets	$4,636,237	$136,529,906	$0	$141,166,143
Liabilities
Futures contracts	$64,497	$0	$0	$64,497
Total liabilities	$64,497	$0	$0	$64,497
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2022, $315,099 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

14  |  Allspring Disciplined International Developed Markets Portfolio